Disclosure of leases (Details) - CAD	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Office lease [Member]
Statement [Line Items]
Office lease commitments	CAD 199,466	CAD 325,294	CAD 360,975